CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 7,697,926	$ 4,380,328
Accounts receivable, net of allowance for doubtful accounts	91,326	113,816
Accounts receivable due from related parties	12,117	972
Prepaid expenses and other current assets	527,700	490,355
Other receivables due from related parties		2,924
Total current assets	8,329,069	4,988,395
Property and equipment, net	514,573	293,567
Investments in affiliates	168,610
Deposits and other non-current assets		347,963
Total assets	9,012,252	5,629,925
Current liabilities:
Accounts payable	2,824,167	3,075,591
Accounts payable due to related parties	912,534	709,911
Accrued expenses and other current liabilities	5,689,608	5,980,164
Accrued expenses due to related parties	253,365
Related party loan	4,631,190
Current portion of service obligation to related party affiliate	24,700
Total current liabilities	14,335,564	9,765,666
Long-term service obligation to related party affiliate	160,548
Total liabilities	$ 14,496,112	$ 9,765,666
Commitments and contingencies
Shareholders' deficit:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,763,360,860 and 4,771,610,860 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 238,533	$ 238,120
Additional paid-in capital	184,904,855	184,538,349
Accumulated deficit	(189,147,067)	(187,095,885)
Accumulated other comprehensive loss	(1,480,181)	(1,816,325)
Total shareholders' deficit	(5,483,860)	(4,135,741)
Total liabilities and deficit	$ 9,012,252	$ 5,629,925